January 20, 2014

Amanda Ravitz, Assistant Director
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Washington, DC 20549

Re:	Medigus Ltd. Confidential Draft Registration Statement on Form 20-F Filed November 17, 2014 File No. 377-00851

Dear Ms. Ravitz:

On behalf of Medigus Ltd. (the “Company”), I am writing to respond to the comments of the staff (the “Staff”) of the United States Securities and Exchange Commission (the “SEC”) contained in its letter to the Company, dated December 12, 2014, regarding the Company’s Draft Registration Statement on Form 20-F, confidentially submitted to the SEC on November 17, 2014 (the “Registration Statement”).

Concurrently with this response, the Company is also filing Amendment No. 1 to the Registration Statement (“Amendment No. 1”) incorporating the revisions to the Registration Statement described herein. To expedite your review, we have enclosed with this letter a clean copy of Amendment No. 1, as well as a marked copy of Amendment No. 1 showing all changes from the Registration Statement.

For your convenience, we have set forth the text of each of the Staff’s comments in bold, followed in each case by the Company’s response thereto. Page references in our response are to Amendment No. 1.

Our reliance on third-party distributors…, page 10

1.
Your risk factor disclosure states that counterparties to your distributor agreements may breach their contractual obligations to you. Please clarify whether your have experienced such breaches in the past. If not, please tell us why you believe breach of these contracts is a material risk.

The Company is not aware of any breaches by counterparties to distributor agreements in the past which have materially affected the Company. However, as the Company seeks to expand its foreign marketing efforts, it expects its reliance on such distributors to grow and therefore future breaches could have a material impact on the Company. The risk factor has been revised accordingly.

Risks Related to Our Intellectual Property, page 14

2. Please provide a risk factor about your obligation disclosed in the last paragraph on page 48.

In response to the Staff’s comment, the Company has revised the risk factor on page 23 “In the past, we received Israeli government grants…” to address this obligation.

Omer Industrial Park, No. 7A, P.O. Box 3030, Omer 8496500, Israel

As a foreign private issuer, we are permitted to follow . . ., page 26

3.
Please revise your discussion under this heading by replacing the term “among other things” with substantive disclosure that is consistent with your disclosure under “Nasdaq Stock Market Listing Rules and Home Country Practices, page 89.”

In response to the Staff’s comment, the Company has revised the discussion under this heading as requested.

Business Overview, page 28

4.
We note your statement on this page that your “expertise is in the development, production, and marketing” of devices “for the treatment of GERD” and on page 31 that your MUSE System is your “primary product.” We also note similar statements throughout your document. Please substantially revise and re-balance your disclosure to reflect your actual operations. In this regard, we note that you derive substantially all of your revenue from imaging equipment rather than your MUSE System. We also note your disclosure at the top of page 55 that you plan to begin reporting in two separate segments, with a separate segment for your imaging equipment business.

The Company advises the Staff that while, at present, substantially all of the Company’s revenue is derived from the sale of imaging equipment, the Company’s strategy revolves around the development and promotion of its MUSE System. The Company has revised its disclosure throughout Amendment No. 1 to better balance its disclosure regarding its operations accordingly and expanded its disclosure with respect to its two segments (primarily in Item 5).

Treatment of GERD, page 29

5.
Your disclosure in this section suggests that your system is not used to treat cases of gastroesophageal reflux disease that are less severe than moderate. If that is true, please revise to state so more clearly. In addition, please revise to clarify what constitutes moderate and severe GERD.

In response to the Staff’s comment, the Company has clarified the differences between mild GERD and moderate to severe GERD on page 31 under “Treatment of GERD”. The Company has also added disclosure on page 33 noting the Company’s expectation that the MUSE System would primarily be used to treat moderate to severe GERD.

Our Solution and Products, page 31

6.	Please disclose the specific treatment or treatments for which your product has been cleared by the Food and Drug Administration.

In response to the Staff’s comment, we disclose on page 29 that our MUSE System is FDA-cleared and CE-marked, and enables minimally- invasive and incisionless procedures for the treatment of GERD by reconstruction of the esophageal valve via the mouth and esophagus, eliminating the need for surgery in eligible patients. On page 33, under “Multi-center clinical study and 510(k) marketing clearance”, we describe the FDA approval process and note that the MUSE System has received 510(k) marketing clearance from the FDA (in May 2012 for the original system and in March 2014 for the modified system).

Marketing and Distribution, page 36

7.	Please revise this section to include disclosure relating to your imaging equipment.

In response to the Staff’s comment, the Company has added a section under the heading “Marketing of Imaging Equipment” on page 38.

Warrants, page 54

8.
We note that here and throughout the filing you use the terms “warrants” and “options” interchangeably when referring to the same transaction. For example, the transaction described here and on the interim statement of financial position under non-current liabilities (on page F-3) is identified as “warrants” whereas the same transaction recorded on the audited 2013 statement of financial position under non-current liabilities (on page F-21) and in Note 13 (on page F-56) is labeled as “options.” By definition, these instruments are distinctly different – stock options are generally compensatory and issued to key employees, directors and other service providers in exchange for services rendered; warrants are non-compensatory vehicles issued in connection with raising capital, either debt or equity securities. Please revise to consistently present the appropriate description for the instruments issued.

In response to the Staff’s comment, the Company has revised these references accordingly.

Results of Operations, page 55

9.
In light of the significant changes in each source of revenue and your cost of sales during fiscal years 2013, 2012 and 2011, your disclosure does not appear to provide investors with a thorough analysis or explanatory view of the company’s financial statements as seen through the eyes of management. When individual line items disclosed in your statements of loss and comprehensive loss significantly fluctuate in comparison to the comparable prior period, management should quantify and disclose the nature of each item that caused the significant change. For example, please quantify each material factor, such as price changes and/or volume changes, separately disclose the effect on operations attributable to each factor causing the aggregate change from year to year and disclose the nature of or reason for each factor causing the aggregate change. Your revised analysis should discuss the underlying material causes of the factors described as well as the known or expected future impact of any referenced factors on operating results. Please incorporate the above comment to all of the disclosures herein related to the analysis of your results of operations, including operating expenses. Also, discuss any trends associated with your results. For further guidance, please refer to Item 5 of Form 20-F as well as SEC Interpretive Release No. 33-8350 (FR No. 72).

In response to the Staff’s comment, the Company has revised its disclosure to provide investors with a more thorough analysis of its financial statements and results of operations.

Comparison of the six months ended June 30, 2014 . . ., page 60

10.
We note in the first paragraph after the tables that the increase in revenues was “largely due to the cancellation of the Company’s agreement with a customer for the supply of miniature disposable video cameras and control systems developed by the Company.” It would appear that such loss of a customer would have the opposite effect – i.e., decrease in revenues. Please expand your discussion here to clarify how this event directly contributed to an increase in revenues during the six months ended June 30, 2014 over the prior comparable interim period in 2013. In addition, expand your discussion under the paragraph “Other Income, Net” on page 62 for a similar reason – i.e., increase in income “in respect of the termination of the Company’s agreement with a customer.”

In response to the Staff’s comments, the Company has expanded the disclosure relating to this contract cancellation under the first paragraph under the applicable table and under “Other Income, Net” and also included a cross-reference to the more comprehensive description of this contract cancellation which has now been inserted under Item 5.D – Trend Information in accordance with Comment No. 11 below.

Trend Information, page 66

11.	Please revise to discuss here or in your Results of Operations section the contract cancellation mentioned on pages F-14 and F-59. Refer to Items 5.A and 5.D of Form 20-F.

In response to the Staff’s comment, the Company has inserted a description of this contract cancellation under “Item 5.D – Trend Information.”

Arrangements for Election . . ., page 71

12.	Please clarify which of your directors were selected pursuant to the arrangement discussed in this section.

In response to the Staff’s comment, the Company has revised its disclosure in this section to so clarify.

Board Practices, page 76

13.
We note your disclosure on page 77 regarding Mr. Rabinowitch’s conviction. With a view toward clarified disclosure, please tell us whether Mr. Rabinowitch continues to serve on your board of directors, given your disclosure that the stay of execution expired on November 23, 2014.

Mr. Rabinowitch is no longer a member of the Company’s board of directors and the disclosure has been revised accordingly.

Share Ownership, page 93

14.
Please update the information disclosed in this section and in Item 7 to be as of the most recent practicable date, not merely the date as of which you have disclosed financial information. Refer to the first sentence of Item 6.E.1 and to Item 7.A of Form 20-F. Also please revise the second table on this page to disclose Mr. Shapira’s share ownership.

In response to the Staff’s comment, the information has been updated as of December 31, 2014, which is the most recent practicable date, and Mr. Shapira’s share ownership information, which was previously inadvertently omitted, has now been inserted in the table.

Major Shareholders, page 96

15.	Please revise to disclose the natural persons with voting or dispositive control of the shares in the table on page 97.

In response to the Staff’s comment, the disclosure has been revised based on the information provided to the Company or publicly available.

Shareholders’ Undertaking, page 111

16.
With a view toward clarified disclosure, please tell us the aggregate number of shares and the percentage of outstanding shares of each class owned by the shareholders who have signed the letter discussed in this section.

In response to the Staff’s comment, the Company has supplemented this section to clarify the amount of shares held by these shareholders and the percentage of outstanding shares that these shares represent.

Exhibits, page 133

17.	Several of your exhibits appear to be missing exhibits and schedules. For example, exhibits 4.1 through 4.4 are missing exhibit A. Please file complete exhibits.

Exhibit 4.1, the share purchase agreement entered into in connection with the Company's January 2013 private placement, is being re-filed to include the missing exhibits and schedules (the form of warrant in Exhibit A to this agreement was separately filed as Exhibit 2.2 to the Registration Statement). Exhibits 4.2 through 4.4 are securities purchase agreements entered into in connection with the Company’s August 2014 private placement. Exhibit A of each agreement is the form of warrant that was entered into in connection with each agreement. These forms of warrant had been separately filed as Exhibits 2.2 through 2.4. However, Exhibits 4.2 through 4.4 are being re-filed to include their respective forms of warrant and to include the other missing exhibits. The Company notes that certain exhibits, such as the legal opinions in connection with such agreements, were not attached to the final executed agreements and therefore have not been included with the filed versions of these agreements.

Other receivables, page F-48

18.
We note in the last sentence of this note that “[o]ther receivables balances (except for non-monetary balances from institutions, prepaid expenses and advances to suppliers) are denominated in NIS.” Please tell us what portion of the total other receivables represents non-monetary balances. If material, disclose the amount and indicate the currency in which they are denominated.

The following is a breakdown of “other receivables” by monetary / non-monetary and by currency:

	31.12.2013
	monetary	non-monetary
	NIS	NIS	USD	mix currency		Total

Institutions		190				190
Prepaid expenses		65	230	360(*	)	655
Advances to suppliers		61	684			745
Other	14					14
	14	316	914	360		1,604

(*) Materials used to manufacture MUSE systems which will be used, for testing, training and demonstrations. Most of the purchases of materials were made in USD.

	31.12.2012
	monetary	non-monetary
	NIS	NIS	USD	Total

Institutions		101		101
Prepaid expenses		133	60	193
Advances to suppliers		176	25
Grants receivable	230			230
Other	6			6
	236	410	85	731

Note 13 – Options, page F-56

19.
We note that the financial liability measured at fair value at December 31, 2013 consists of the non-equity derivative financial instrument which is classified as Level 2 of the fair value hierarchy. Please explain to us your reasons for concluding that the derivative financial liability should be categorized within Level 2 of the fair value hierarchy and how your conclusion is consistent with IFRS 13.

As discussed in Note 13 to the Company’s 2013 financial statements, the Company allotted to an investor warrants to purchase shares with a cashless exercise mechanism.  In accordance with IAS 32, these options were classified as a “financial liability”.  IFRS 13 defines Level 2 inputs as "Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly".

As also stated in Note 13, the fair value of the said options as of December 31, 2013 was calculated using the binomial model based on 3 parameters: risk free interest rate, share price and volatility of share price.

These inputs were observable, as of such date, either directly or indirectly, as follows:

•	The risk-free interest rate was derived from the yield curve of traded governmental bonds of the State of Israel.

•	The share price was quoted in the stock market as the Company's shares are traded on the Tel-Aviv Stock Exchange ("TASE").

•	The volatility of the share price was derived from the Company's Series 8 warrants, which are also traded on the TASE.

As noted in IFRS 13, paragraph 73, …the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Assessing the significance of a particular input to the entire measurement requires judgment, taking into account factors specific to the asset or liability.

The above inputs were considered to be the significant inputs in the fair value measurement of the instrument.  Since all of the significant inputs were observable, either directly or indirectly, the Company concluded that the fair value measurement of the said financial liability should be categorized within level 2 of the fair value hierarchy.

On behalf of the Company, I acknowledge that:

●	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

●	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

●	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * * * *

We thank you in advance for your consideration of this response. If you have any questions regarding this response, please call the Company’s outside counsel, Eric Spindel, Esq. of Yigal Arnon & Co. at (+972) 3-608-7703.

Sincerely, MEDIGUS LTD.

By:	/s/ Oded Yatzkan
Name: Oded Yatzkan
Title: Chief Financial Officer

cc, with a marked copy of Amendment No. 1:

Daniel Morris, Staff Attorney
Eric Spindel, Esq, Yigal Arnon & Co.